ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2016
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
NOTE 7:         ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	December 31,
	2015	2016

Government authorities	$7,131	$3,722
Accrued expenses	1,730	2,602
Unrecognized tax benefits	362	474
Hedging transaction liabilities	143	78

	$9,366	$6,876